OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Other non-current receivables	$ 9,457	$ 13,232
Non-current guarantees and deposits	45,195	51,838
Total non-current	54,652	65,070
Other current receivables	76	272
Current guarantees and deposits	1,018	619
Total current	1,094	891
Total	$ 55,746	$ 65,961
R Brasil Solucoes S.A. [member]
Disclosure of financial assets [line items]
Borrowings, interest rate basis	CDI	CDI
Borrowings, adjustment to interest rate basis	3.75%	3.75%
Borrowings maturity	maturity in five years beginning on May 4, 2017	maturity in five years beginning on May 4, 2017